Long Term Debt and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long Term Debt and Notes Payable [Abstract]
LONG TERM DEBT AND NOTES PAYABLE
6 – LONG TERM DEBT AND NOTES PAYABLE

Long Term debt:

Long Term debt consisted of the following at September 30, 2013:

	September 30, 2013	December 31, 2012
Bank term loan	$154,030	$38,897
Mortgage loan	176,475	180,073
	330,505	218,970
Less current portion	(43,956)	(37,513)
Total long term portion	$286,549	$181,457

On September 19, 2013, the Company consolidated the existing bank term loan with an existing line of credit. The outstanding balance for the bank term loan and the bank credit line prior to consolidation was $20,697 and $133,334, respectively. The original term loan was established in March 2009 as a result of a conversion of a revolving line of credit.  The new consolidated term loan is personally guaranteed by one of the Company’s stockholders and is collateralized by the assets of the Company.  Payments of principal and interest are approximately $3,200 per month. The new consolidated term loan matures in four years and incurs interest at a rate per year equal to the bank’s prime rate plus 3.5%. The balance due as of September 30, 2013 for the new consolidated Term loan was approximately $154,030.

The Company has a mortgage related to certain real estate, which houses the Company’s main offices in Plantation, Florida. The loan originated July, 2010 in the amount of $192,500 and matures July 2020, when a balloon principal payment of approximately $129,000 becomes due. The loan is collateralized by the real estate and is personally guaranteed by a principal stockholder of the Company. Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve. The balance under this mortgage loan as of September 30, 2013 was approximately $176,500 and is allocated to the current and long term debt line items in the accompanying unaudited condensed consolidated balance sheet. Monthly payments for principal and interest are approximately $1,500 until July 2015, when the total monthly payment may vary due to the adjustable interest rate provision in the note.

Notes payable:

In December 2012, the Company entered into loan agreements with various investors and issued promissory notes upon receipt of $815,000. The loan agreements have an interest rate of 12% per annum.  Principal and interest is payable over 26 months. Additionally, in connection with the financing, the Company issued 2,375,000 shares of common stock to the lenders as loan fees. The fair value per share of $0.28 (based on recent cash sales prices) was used to compute the relative fair value of the shares in accordance with ASC 470-20 which totaled $343,500 which was recorded as a debt discount with a credit to additional paid-in-capital and such discount is being amortized over the term of the loans. The unamortized discount was $141,484 as of September 30, 2013.

In January and February 2013, the Company entered into loan agreements with various investors and issued promissory notes upon receipt of $1,220,000. The loan agreements have an interest rate of 12% per annum.  Principal and interest is payable over 26 months. Additionally, in connection with the financing, the Company issued 5,575,000 shares of common stock to the lenders as loan fees (See note 9). The fair value per share of $0.28 (based on recent cash sales prices) was used to compute the relative fair value of the shares in accordance with ASC 470-20 which totaled approximately $679,500 which was recorded as a debt discount with a credit to additional paid-in-capital and such discount is being amortized over the term of the loans. The unamortized discount was $425,634 as of September 30, 2013.

The Company began paying principal and interest on the above mentioned notes in early 2013 in accordance with the payment terms. On August 2013, the Company converted $402,083 in unsecured investor promissory notes for five (5) individuals into one million six hundred eight thousand three hundred and thirty three (1,608,333) common shares at a conversion price of $0.25 per share. As a result of the conversion the Company expensed $128,452 of the unamortized discount as a finance expense.

Notes payable consisted of the following at September 30, 2013:

September 30, 2013
Principal amount of notes payable	$1,063,333
Unamortized discount	(567,118)
Notes payable, net of discount	496,215
Less current portion	(372,161)
Total Long term portion	$124,054

7 – LONG TERM DEBT AND NOTES PAYABLE

Long Term debt:

Long Term debt consisted of the following at December 31, 2012:

	December 31, 2012	December 31, 2011
Bank term loan	$38,897	$66,245
Convertible Bridge Loan	-	250,000
Mortgage loan	180,073	185,812
	218,970	502,057
Less current portion	(37,513)	(283,640)
Total long term portion	$181,457	$218,417

On August 23, 2011, the Company entered into a Letter of Intent agreement with a private equity group relating to a possible equity transaction. On September, 13, 2011, in connection with this contemplated transaction, the Company received a $150,000 bridge loan (the “Initial Bridge Loan”) from the private equity group.  The Initial Bridge Loan is secured by a promissory note for the amount of the loan, incurs interest at 12% per annum and matures on December 31, 2014.  On October 21, 2011, the Initial Bridge Loan was repaid.

On October 21, 2011, the Company entered into a second Bridge Loan agreement (the“Bridge Loan”) in the amount of $250,000 with a third party lender. The primary purpose is to repay the Initial Bridge Loan and to pay for certain professional fees in connection with a reverse merger with a Public Company. The Bridge Loan incurs interest at the rate of 12% per annum which will be due only in the event the contemplated equity transaction does not materialize. Upon the closing of the transaction, all interest accrued but not paid shall be deemed cancelled and paid in full and the entire principal amount of the note shall be automatically converted into an aggregate of 1,343,749 shares of common stock at a conversion price of $0.19 per share which is equal to a discount of 25% of to the Purchase Price. The loan was converted to stock in February 2012 (See Note 12).
The Company has a term loan with a bank whose proceeds were used for general working capital needs (the “Term Loan”).  The Term Loan was established in March 2009 as a result of a conversion of a revolving line of credit.  The Term Loan is personally guaranteed by one of the Company’s stockholders and is collateralized by the assets of the Company.  Payments of principal and interest are approximately $2,700 per month. The Term Loan matures in five years and incurs interest at the rate of 6.75% per annum.  Balances due as of December 31, 2012 was approximately $39,000 and is allocated to the current and long term debt line items in the accompanying consolidated balance sheet.

The Company has a mortgage related to certain real estate which houses the Company’s main offices in Plantation, Florida.  The loan originated July, 2010 in the amount of $192,500 and matures July 2020, when a balloon principal payment of approximately $129,000 becomes due.  The loan is collateralized by the real estate and is personally guaranteed by the stockholder of the Company. Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve. The balance under this mortgage loan as of December 31, 2012 was approximately $180,000 and is allocated to the current and long term debt line items in the accompanying consolidated balance sheet. Monthly payments for principal and interest are approximately $1,500 until July 2015, when the total monthly payment may vary due to the adjustable interest rate provision in the note.

Notes payable:

In December 2012, the Company entered into loan agreements with various investors and issued promissory notes upon receipt of $815,000. The loan agreements have an interest rate of 12% per annum.  Principal and interest is payable over 26 months. Additionally, in connection with the financing, the Company issued 2,375,000 shares of common stock to the lenders as loan fees (See note 12). The fair value per share of $0.28 (based on recent cash sales prices) was used to compute the relative fair value of the shares in accordance with ASC 470-20 which totaled $343,500 which was recorded as a debt discount with a credit to additional paid-in-capital and such discount is being amortized over the term of the loans. The unamortized discount was $338,692 as of December 31, 2012 and the Company recorded $4,524 in accrued interest.
Notes payable consisted of the following at December 31, 2012:

December 31, 2012
Principal amount of notes payable	$815,000
Unamortized discount	(338,692)
Notes payable, net of discount	476,308
Less current portion	(202,557)
Total long term portion	$273,751

Future annual principal payments on long term debt as of December 31, 2012 are as follows:
2013	$375,564
2014	420,954
2015	74,321
2016	6,848
2017	7,322
Thereafter	148,961
Total	$1,033,970